Summary of Significant Accounting Policies - Schedule of Inventory (Details) - USD ($)	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Schedule of Inventory [Abstract]
Finished goods	$ 15,687,377	$ 10,577,876	$ 6,134,895
Work in process	6,951,965	11,708,817	2,133,871
Total	$ 22,639,342	$ 22,286,693	$ 8,268,766